Finance Income and Finance Expense - Schedule of Finance Income and Finance Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finance income
Investment income	$ 33	$ 17
Total finance income	33	17
Finance expense
Debt interest	338	385
Finance lease interest	24	2
Letters of credit and standby fees	65	76
Net interest expense on retirement benefit plans	6	12
Accretion on decommissioning and restoration provisions	101	81
Other	11	6
Finance expense gross	545	562
Less capitalized borrowing costs	(293)	(333)
Total finance expense	$ 252	$ 229